[redacted]

13002009

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAY 20 2013

Washington. DC 20549

May 20, 2013

001- 11677

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PACCAR FINANCIAL CORP. 1.60% Fixed Medium-Term Note, Series M Due March 15, 2017, and requests immediate acceleration of registration. Adequate distribution assured Form 8-A received on May 17, 2013. Tentative listing date – May 21, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com